Preferred shares and share capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	Feb. 28, 2020	Jun. 30, 2022	Apr. 30, 2022	Aug. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2021
Class Of Stock [Line Items]
Common shares, authorized (in shares)						400,000,000	400,000,000
Common shares, par value (in dollars per share)						$ 0.01	$ 0.01
Dividend reinvestment program discount rate percentage						3.00%
Series J cumulative redeemable
Class Of Stock [Line Items]
Dividend rate per annum (in percent)					7.00%	7.00%
Annual increase after initial period at stated rate (in percent)						1.50%
Maximum dividend rate (in percent)						11.50%
Shares issued (in shares)					12,000,000
Liquidation preference					$ 300,000	$ 300,000	$ 300,000
Period at stated dividend rate						5 years
Fairfax Notes
Class Of Stock [Line Items]
Warrants issued in conversion of debt (in shares)			25,000,000		1,000,000
Term of warrants					5 years
Warrants outstanding exercise price (in dollars per share)			$ 8.05		$ 13.71
Warrants outstanding exercise amount			$ 201,250
Warrants outstanding (in shares)						6,000,000
2026 Fairfax Notes | Fairfax Notes
Class Of Stock [Line Items]
Debt converted					$ 200,000
2027 Fairfax Notes | Fairfax Notes
Class Of Stock [Line Items]
Debt converted					$ 100,000
Restricted shares
Class Of Stock [Line Items]
Granted (in shares)						5,556,610
Shares forfeited during period (in shares)						0	11,984	0
Granted (in shares)						5,556,610	75,910	1,051,492
Vesting period						1 year
Restricted stock units
Class Of Stock [Line Items]
Shares forfeited during period (in shares)						73,336	35,402	79,635
Granted (in shares)						336,313	819,381	1,824,786
Restricted stock units | Executive Officer
Class Of Stock [Line Items]
Shares forfeited during period (in shares)				50,000		23,336
Granted (in shares)				550,000		336,313
Vesting period						2 years
Forfeiture (in shares)						73,336	35,402
Fairfax Financial Holdings Limited
Class Of Stock [Line Items]
Warrants outstanding exercise price (in dollars per share)					$ 13.71			$ 13.00	$ 13.00
APR Energy Ltd
Class Of Stock [Line Items]
Shares reserved for future issuance						727,351
Common shares previously issued								1,849,641
Shares forfeited (in shares)								557,139
Shares permanently forfeited for post closing purchase price adjustments								1,122,290
Treasury shares						727,351		727,351
Common shares released from holdback		2,749,898				92,444	350,138
APR Energy Ltd | Fairfax Financial Holdings Limited
Class Of Stock [Line Items]
Shares issued (in shares)	775,139